UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21826

Nagle Funds

(Exact name of registrant as specified in charter)

57 Willow Drive

Little Silver, NJ 07739

 (Address of principal executive offices)

(Zip code)

Peter J. Nagle

57 Willow Drive

Little Silver, NJ 07739

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (800) 595-4866

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

NAGLE TOTAL MARKET PLUS FUND

December 31, 2006

NAGLE TOTAL MARKET PLUS FUND

Dear Shareholder,

The fiscal year ended December 31, 2006 was actually just over a half year for the Nagle Total Market Plus Fund, as the first investments by the Nagle Total Market Plus Fund began in mid June.  Unlike some mutual funds that begin with a large lump sum, the Nagle Total Market Plus Fund has grown investor by investor.  During the first few months this presented challenging timing issues as every new investor significantly changed the cash position of the Fund.  Despite this, the Nagle Total Market Plus Fund has managed to outperform its benchmark index, The Dow Jones Wilshire 5000, in each of its first two full quarters of operation and since inception on June 14, 2006 (see table).  Now that the Nagle Total Market Plus Fund has grown to over $3 million in assets, thanks to the confidence of our shareholders who have chosen to invest in the Fund, the cash position from each new or existing shareholder will represent a more routine decision as to when to increase the Fund’s investments in its core strategy.

Anyone who even casually followed the broad market averages can appreciate that it is both difficult and dangerous to try to time the market.  The broad US market started off strong the first four months of 2006, only to correct sharply and be in negative territory by early July.   Then to the surprise of many pros the summer rally continued steadily right through to the end of the year.  We believe that this is why the Nagle Total Market Fund’s strategy of staying nearly fully invested and broadly diversified will enable our shareholders to not miss the inevitable periods of market appreciation.  This strategy combined with low costs and low turnover and management’s experience of using option call selling to enhance returns gives me great confidence in the Nagle Total Market Plus Fund’s future.

Sincerely,

/s/ Peter J. Nagle

Peter J. Nagle,

President, Nagle Total Market Plus Fund

Performance Comparison

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 595-4866.

NAGLE TOTAL MARKET PLUS FUND

Industry Sectors Chart

(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	NAGLE TOTAL MARKET PLUS FUND
	Schedule of Investments
	December 31, 2006

Shares		Value
EXCHANGE TRADED FUNDS - 86.92%
6,000	iShares Russell 2000 Index	$ 468,480
11,500	S&P Depository Receipts	1,628,630
3,000	S&P Mid Deposit Receipts	439,050
	Total Exchange Traded Funds (Cost $2,400,316)	2,536,160

SHORT TERM INVESTMENTS - 12.69%
34,216	Aim Liquid Assets 5.25%** (Cost $34,216)	34,216
33,900	Aim Short Term Investments Company Prime Portfolio 5.24%** (Cost $33,900)	33,900
1,975	Fidelity Govenmental Fund 57 5.14%** (Cost $1,975)	1,975
150,075	Fidelity Money Market PT Cl Sel 5.16%** (Cost $150,075)	150,075
150,075	Short Term Investments Trust Treasury Portfolio 5.14%** (Cost $150,075)	150,075
	Total Short Term Investments (Cost $370,241)	370,241

TOTAL INVESTMENTS (Cost $2,770,557) - 99.61%		2,906,401

OTHER ASSETS LESS LIABILITIES, NET - (0.39%)		11,471

NET ASSETS - 100.00%		$ 2,917,872

** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.
The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND
Schedule of Call Options Written
December 31, 2006

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value
S&P Depository Receipts
January 2007 Call @ 153	2,200	$ 440

S&P Mid Deposit Receipts
January 2007 Call @ 146	10,000	1,000

Total (Premiums Received $5,528)		$ 1,440

The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND
Statement of Assets and Liabilities
December 31, 2006

Assets:
Investments, at Value (Cost $2,770,557)	$ 2,906,401

Receivables:
Dividends and Interest	11,239
Due from Advisor	11,861
Total Assets	2,929,501
Liabilities:
Covered Call Options Written at Fair Value (premiums received $5,528)	1,440
Accrued Expenses	10,189
Total Liabilities	11,629
Net Assets	$ 2,917,872

Net Assets Consist of:
Paid In Capital	$ 2,777,940
Net Unrealized Appreciation in Value of Investments and Options Written	139,932
Net Assets, for 262,752 shares outstanding	$ 2,917,872

Net Asset Value Per Share	$ 11.11

The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND
Statement of Operations
For the period June 14, 2006 (commencement of investment
operations) through December 31, 2006

Investment Income:
Dividends from Exchange Traded Funds	$ 15,896
Dividends from Money Market Funds	3,515
Total Investment Income	19,411
Expenses:
Advisory fees (Note 3)	5,447
Auditing	8,000
Transfer Agent	7,200
Legal	3,916
Custodian	3,739
Registration	2,000
Distribution	1,816
Printing and Mailing	1,770
Insurance	1,500
Total Expenses	35,388
Fees Waived	(7,263)
Fees Reimbursed	(19,047)
Net Expenses	9,078

Net Investment Income	10,333

Realized and Unrealized Gain from Investments:
Realized Gain on Investments	4,802
Realized Gain on Options	2,501
Net Increase in Unrealized Appreciation on:
Investments	135,844
Options	4,088
Net Realized and Unrealized Gain from Investments	147,235

Net Increase in Net Assets Resulting from Operations	$ 157,568

The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND
Statement of Changes in Net Assets
For the period June 14, 2006 (commencement of investment
operations) through December 31, 2006

2006
Increase in net assets from operations:
Net investment income	$ 10,333
Net realized gain from investments and options written	7,303
Unrealized appreciation on investments and options written	139,932
Net increase in net assets resulting from operations	157,568

Distributions to Shareholders	(17,759)

Capital Share Transactions (Note 5)	2,678,063

Total increase	2,817,872

Net Assets:
Beginning of year	100,000

End of year	$ 2,917,872

The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND
Financial Highlights

For a share of capital stock outstanding throughout each period
	Period
	Ended
	12/31/2006 *

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Income **	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	1.10
Total from Investment Operations	1.18

Distributions	(0.07)

Net Asset Value, at End of Period	$ 11.11

Total Return ***	11.78%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,918
Before Waivers
Ratio of Expenses to Average Net Assets	4.88%	****
Ratio of Net Investment Loss to Average Net Assets	(2.21)%	****
After Waivers
Ratio of Expenses to Average Net Assets	1.25%	****
Ratio of Net Investment Loss to Average Net Assets	1.43%	****
Portfolio Turnover Rate	48.92%

* For the period June 14, 2006 (commencement of investment operations) through December 31, 2006
** Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
**** Annualized

The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

Note 1. Organization

The Nagle Total Market Plus Fund (the “Fund”), is a diversified series of Nagle Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on January 9, 2006.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on June 14, 2006. The Fund’s investment objective is long-term total return. The Fund’s principal investment strategy is to invest in a diversified portfolio of exchange-traded funds (“ETFs”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board of Trustees has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines the Advisor is required to consider all appropriate factors relevant to the value of securities for which its has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls since fair value depends upon circumstances of each individual case. As a general principle the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonable expect to receive for them upon current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market or similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or amount dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Financial Futures Contracts- The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory and Distribution Agreements

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund. Peter Nagle is the sole proprietor of the Advisor.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.75%.  The Advisor has agreed to waive its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.25% of the Fund’s average daily net assets.  This deferral and reimbursement, should it be needed, will remain in place through April 1, 2007. The Advisor’s obligation to reimburse expenses excludes brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the period ended December 31, 2006, the Advisor earned advisory fees of $5,447, of which all were waived. For the period ended December 31, 2006, the Advisor reimbursed the Fund $19,047.

The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum of the Fund's average net assets. For the period ended December 31, 2006, the Plan accrued fees of $1,816, of which all were waived.

Note 4. Related Party Transactions

Peter J. Nagle is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Nagle receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at December 31, 2006 was $2,777,940 representing 262,752 shares outstanding.

Transactions in capital stock were as follows:

	Period Ended 12/31/2006
	Shares	Amount
Shares Sold	251,164	$2,660,304
Shares issued in reinvestment of distributions	1,588	17,759
Shares redeemed	-	-
Net Increase	252,752	$2,678,063

Note 6. Options

As of December 31, 2006, the Fund had outstanding written call options valued at $1,440.

Transactions in written call options during the period ended December 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 14, 2006	-	$ -
Options written	365	17,354
Options exercised	(41)	(1,168)
Options expired	(161)	(6,309)
Options terminated in closing purchase transaction	(41)	4,349)
Options outstanding at December 31, 2006	122	$ 5,528

Note 7. Investment Transactions

For the period ended December 31, 2006, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $3,040,058 and $644,544, respectively.  Purchases and sales of options aggregated $9,324 and $17,354, respectively. There were no purchases and sales of U.S. Government obligations.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2006 was $2,770,557 excluding proceeds from securities sold short and options written totaling $5,528.

At December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$141,180	($1,248)	$139,932

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Unrealized appreciation on investments; options and securities sold short	$139,932

The Fund paid an income distribution of $0.03890 per share and a short-term capital gain of $0.0291 per share for a total distribution of $17,759 for the period ended December 31, 2006.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, the Schrems family, in aggregate, owned approximately 30% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of The Nagle Total Market Plus Fund,

  a Series of Nagle Funds

We have audited the accompanying statement of assets and liabilities of The Nagle Total Market Plus Fund, a Series of Nagle Funds (the “Fund”), including the schedule of investments, as of December 31, 2006 and the related statements of operations, changes in net assets and financial highlights for the period June 14, 2006 (commencement of investment operations) through December 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2006, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nagle Total Market Plus Fund, a Series of Nagle Funds as of December 31, 2006, the results of its operations and changes in its net assets for the period June 9, 2006 (commencement of investment operations) through December 31, 2006 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
February 23, 2007

NAGLE TOTAL MARKET PLUS FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Nagle Total Market Plus Fund, you incur ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2006	December 31, 2006	July 1, 2006 to December 31, 2006

Actual	$1,000.00	$1,099.07	$6.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NAGLE TOTAL MARKET PLUS FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2006 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund is the only fund in the fund complex. The Trustees serve no other fund boards or public company boards.

Name, Address and Age[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Don Asay (1954)	Trustee since 2006	District Sales Manager, Frederick Wildman & Sons, Ltd (a wine wholesaler) (2005 – present); Manager, Rumson Management NJ, Inc. (a liquor store management company) (1989 – 2005).
Margaret A. Penta[2] (1952)	Trustee since 2006	Realtor, Mary Holder Agency (a real estate broker) (2004 – present); Homemaker (2000 – 2004).
Rose Marie Widdis[2] (1955)	Trustee since 2006	Comptroller, Caesar CeramicsUSA (an Italian marble manufacturer and distributor) (1997 – present).

1 The address for each Trustee is 57 Willow Drive, Little Silver, NJ 07739.

2 Margaret A. Penta and Rose Marie Widdis are sisters.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Peter J. Nagle (1959)	President, Treasurer and Chief Compliance Officer since 2006	Peter J. Nagle, investment adviser (2001- present); Trader, Spear Leeds and Kellogg (2000 – 2001); Trader, Susquehanna Partners (1995 - 1999).
Josephine T. Nagle[2] (1961)	Trustee and Secretary since 2006	Development Assistant, Rutgers School of Law (2006- present); Development Assistant, Food Bank of Monmouth and Ocean Counties (2002 – February 2006); Homemaker, (2001 – 2002).

1 The address for each Trustee and officer is 57 Willow Drive, Little Silver, NJ 07739.

2 Josephine T. Nagle is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because she is an officer of the Trust and is married to Peter J. Nagle, who is affiliated with the Adviser.

NAGLE TOTAL MARKET PLUS FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2006 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4866.

APPROVAL OF MANAGEMENT AGREEMENT

The management agreement between the Advisor and the Trust (the "Management Agreement"), on behalf of the Fund, was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Management Agreement (the "Independent Trustees"), at a meeting held on January 9, 2006.  The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940 (the "1940 Act").

The Board discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees examined a copy of the Advisor's Registration Statement on Form ADV and reviewed a description of the portfolio manager's professional experience as it relates to investment management.  The Board considered the Advisor's current assets under management and number of accounts.  The Trustees reviewed the terms of the Management Agreement, noting that the Advisor is responsible for providing a continuous investment program for the Fund consistent with the Fund's investment objective and policies.  The Advisor is also responsible for providing officers to the Trust and taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Fund.  The Trustees considered the scope of the services to be provided by the Advisor, and noted that the Advisor is responsible for maintaining and monitoring the compliance programs for the Advisor and the Fund.  The Trustees considered the quality of the administrative services that they expect to receive from the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations as of the Board meeting date, the Trustees could not consider the investment performance of the Fund.  However, the Trustees did discuss the portfolio manager's investment performance managing separate accounts and were satisfied that the portfolio manager has the requisite expertise to advise the Fund.  As to the cost of the services to be provided and the profits to be realized by the Advisor, the Trustees discussed the portfolio manager's estimates of profitability as it relates to the Fund.  They also discussed the Advisor's financial condition, and reviewed a balance sheet provided by the Advisor.  The Trustees noted that the Advisor would not be using an affiliated broker or receiving soft dollars in connection with the Fund.  They did acknowledge the payment of 12b-1 fees to the Advisor as a factor to consider in their deliberations.  The Trustees then discussed fees and expenses of comparable mutual funds.  Based on their review, the Trustees concluded that they were satisfied that the Advisor's expected level of profitability was not excessive and that the proposed management fees were reasonable in light of the quality of services the Fund is expected to receive from the Advisor.

As to the economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if it experiences substantial growth in assets.  However, the Trustees recognize that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that adopting the Management Agreement is in the best interests of the Fund and its shareholders.

Board of Trustees

Peter J. Nagle

Josephine T. Nagle

Don Asay

Margaret A. Penta

Rose Marie Widdis

Investment Adviser

Peter J. Nagle

57 Willow Drive

Little Silver, NJ  07739

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Nagle Total Market Plus Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$ 8,500

FY 2005

$ N/A

(b)

Audit-Related Fees

Registrant

FY2006

$ 0

FY2005

$ N/A

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2006

$ 1,000

FY 2005

$ N/A

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2006

$ 0

FY 2005

$ N/A

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2006

$ 1,000

FY 2005

$ N/A

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nagle Funds

By /s/Peter J. Nagle

   *Peter J. Nagle

     President and Treasurer

Date March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter J. Nagle

   *Peter J. Nagle

     President and Treasurer

Date March 9, 2007

* Print the name and title of each signing officer under his or her signature.